Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)		12 Months Ended
	May 26, 2020 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Expected volatility of share price	93.20%	115.00%	100.50%	45.00%
Risk-free interest rate	0.40%	1.21%	0.50%	1.40%
Expected life in years | yr	6.3	6.7	6.7	7.2
Weighted average grant date incremental fair value | $ / shares	$ 1.55	$ 2.85	$ 8.66	$ 12.74